SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of credit risk and uncertainties (Details)	12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2024 CNY (¥)	Oct. 31, 2024 CNY (¥)	Oct. 31, 2024 HKD ($)	Oct. 31, 2023 USD ($)
Effects of Reinsurance [Line Items]
General insurance expense | ¥		¥ 500,000
Cash and due from banks	$ 297,288				$ 2,383
PRC
Effects of Reinsurance [Line Items]
General insurance expense	70,000	¥ 500,000
Cash and due from banks	908,000		¥ 6,466,000
Limited insurance	761,000		¥ 5,414,000
Hong Kong
Effects of Reinsurance [Line Items]
Cash and due from banks	87,756			$ 682,000
Insurance not covered on cash balances	14,000			$ 111,000
Hong Kong | Minimum
Effects of Reinsurance [Line Items]
Cash and due from banks	88,000
Insurance not covered on cash balances	$ 14,000